SCHEDULE OF INVESTMENTS
High Income (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares		Value

Communication Services

Integrated Telecommunication Services – 1.0%
Frontier Communications Corp.(A)	325		$9,050

Total Communication Services - 1.0%			9,050

Consumer Discretionary

Apparel Retail – 0.1%
True Religion Apparel, Inc.(A)(B)	—	*	517

Casinos & Gaming – 1.1%
New Cotai Participation Corp., Class B(A)(B)(C)(E)	3,073		6,601
Studio City International Holdings Ltd. ADR(A)	343		2,803
Studio City International Holdings Ltd. ADR(A)(C)	141		1,155

			10,559

Education Services – 0.8%
Laureate Education, Inc., Class A(A)	443		7,520

Total Consumer Discretionary - 2.0%			18,596

Consumer Staples

Food Distributors – 0.0%
ASG Warrant Corp.(A)(B)(C)(D)	1		—

Total Consumer Staples - 0.0%			—

Energy

Coal & Consumable Fuels – 0.4%
Foresight Energy L.P.(A)(B)(C)	186		3,922
Westmoreland Coal Co.(A)(D)	29		43

			3,965

Oil & Gas Drilling – 0.2%
KCA Deutag UK Finance plc(A)(D)	27		2,217
Vantage Drilling Co., Units(A)	—	*	1

			2,218

Oil & Gas Equipment & Services – 0.0%
Larchmont Resources LLC(A)(C)(D)(E)	1		2

Oil & Gas Exploration & Production – 0.0%
Sabine Oil & Gas Corp.(A)(C)(D)	—	*	1

Total Energy - 0.6%			6,186

Industrials

Air Freight & Logistics – 0.0%
BIS Industries Ltd.(B)(C)(D)	1,605		—	*

Total Industrials - 0.0%			—	*

TOTAL COMMON STOCKS – 3.6%			$33,832

(Cost: $56,977)

INVESTMENT FUNDS

Registered Investment Companies – 3.8%
Invesco Senior Loan ETF	424		9,378
iShares iBoxx $ High Yield Corporate Bond ETF	290		25,372

			34,750

TOTAL INVESTMENT FUNDS – 3.8%			$34,750

(Cost: $33,375)

PREFERRED STOCKS

Consumer Discretionary

Apparel Retail – 0.0%
True Religion Apparel, Inc.(A)(D)	—	*	119

Total Consumer Discretionary - 0.0%			119

Energy

Oil & Gas Exploration & Production – 0.9%
Targa Resources Corp., 9.500%(A)(C)	8		8,122

Total Energy - 0.9%			8,122

TOTAL PREFERRED STOCKS – 0.9%			$8,241

(Cost: $8,808)

WARRANTS

Oil & Gas Exploration & Production – 0.0%
California Resources Corp., expires 10-27-24(F)	8		93

TOTAL WARRANTS – 0.0%			$93

(Cost: $674)

CORPORATE DEBT SECURITIES	Principal

Communication Services

Advertising – 1.8%
Advantage Sales & Marketing, Inc., 6.500%, 11-15-28(G)	$5,940		6,199
Centerfield Media Holdings LLC, 6.625%, 8-1-26(G)	1,634		1,685
Midas OpCo Holdings LLC, 5.625%, 8-15-29(G)	8,171		8,465

			16,349

Broadcasting – 1.2%
Clear Channel International B.V., 6.625%, 8-1-25(G)	572		598
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8-15-27(G)	5,583		5,785
7.750%, 4-15-28(G)	2,016		2,124
7.500%, 6-1-29(G)	2,657		2,767

			11,274

Cable & Satellite – 6.4%
Altice Financing S.A., 5.750%, 8-15-29(G)	5,719		5,547
Altice France Holding S.A.:
10.500%, 5-15-27(G)	4,453		4,875
6.000%, 2-15-28(G)	10,750		10,341
Altice France S.A.:
5.125%, 7-15-29(G)	2,375		2,332
5.500%, 10-15-29(G)	1,292		1,281

CSC Holdings LLC:
5.750%, 1-15-30(G)	1,372	1,397
5.000%, 11-15-31(G)	2,381	2,285
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 5.875%, 8-15-27(G)	1,552	1,622
DISH DBS Corp.:
7.750%, 7-1-26	2,868	3,242
7.375%, 7-1-28	751	798
5.125%, 6-1-29	3,322	3,259
LCPR Senior Secured Financing Designated Activity Co., 5.125%, 7-15-29(G)	913	942
Ligado Networks LLC (15.000% Cash or 15.000% PIK), 15.500%, 11-1-23(G)(H)	7,651	6,938
Ligado Networks LLC (17.500% Cash or 17.500% PIK), 17.500%, 5-1-24(G)(H)	551	378
Telesat Canada and Telesat LLC:
5.625%, 12-6-26(G)	6,406	6,158
6.500%, 10-15-27(G)	1,130	981
VTR Comunicaciones S.p.A., 4.375%, 4-15-29(G)	3,166	3,267
VTR Finance B.V., 6.375%, 7-15-28(G)	2,826	3,050

		58,693

Integrated Telecommunication Services – 4.7%
Cablevision Lightpath LLC, 5.625%, 9-15-28(G)	1,225	1,231
Consolidated Communications, Inc.:
5.000%, 10-1-28(G)(I)	1,129	1,167
6.500%, 10-1-28(G)	2,423	2,635
Frontier Communications Corp.:
5.875%, 10-15-27(G)	316	336
6.750%, 5-1-29(G)	3,287	3,469
5.875%, 11-1-29	1,011	1,025
Northwest Fiber LLC, 10.750%, 6-1-28(G)	1,327	1,495
Northwest Fiber LLC and Nortwest Fiber Finance Sub, Inc., 6.000%, 2-15-28(G)	1,703	1,696
West Corp., 8.500%, 10-15-25(G)(I)	19,709	19,609
Windstream Escrow LLC, 7.750%, 8-15-28(G)	10,631	11,120

		43,783

Interactive Media & Services – 0.3%
Cars.com, Inc., 6.375%, 11-1-28(G)	2,355	2,487

Movies & Entertainment – 1.5%
Premier Entertainment Sub LLC and Premier Entertainment Finance Corp.:
5.625%, 9-1-29(G)	8,169	8,262
5.875%, 9-1-31(G)	5,224	5,285

		13,547

Wireless Telecommunication Service – 3.8%
Digicel Group Ltd., 8.750%, 5-25-24(G)	1,651	1,711

Digicel Group Ltd. (5.000% Cash and 3.000% PIK), 8.000%, 4-1-25(G)(H)	1,312	1,170
Digicel Group Ltd. (7.000% Cash or 7.000% PIK), 7.000%, 10-1-68(G)(H)	562	462
Digicel International Finance Ltd.:
8.750%, 5-25-24(G)	11,226	11,636
8.000%, 12-31-26(G)	1,474	1,433
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK), 13.000%, 12-31-25(G)(H)	741	748
Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK), 10.000%, 4-1-24(H)	7,510	7,519
Digicel Ltd., 6.750%, 3-1-23(G)	10,833	10,227

		34,906

Total Communication Services - 19.7%		181,039

Consumer Discretionary

Apparel Retail – 0.5%
Victoria’s Secret & Co., 4.625%, 7-15-29(G)	4,478	4,570

Automotive Retail – 1.4%
Asbury Automotive Group, Inc.:
4.500%, 3-1-28	2,577	2,648
4.750%, 3-1-30	4,451	4,651
Ken Garff Automotive LLC, 4.875%, 9-15-28(G)	781	804
Lithia Motors, Inc.:
3.875%, 6-1-29(G)	1,666	1,731
4.375%, 1-15-31(G)	1,271	1,359
Sonic Automotive, Inc., 6.125%, 3-15-27	1,225	1,275

		12,468

Casinos & Gaming – 0.2%
Everi Holdings, Inc., 5.000%, 7-15-29(G)	1,625	1,667

Education Services – 1.1%
Adtalem Global Education, Inc., 5.500%, 3-1-28(G)	9,502	9,604

Homefurnishing Retail – 0.1%
Ambience Merger Sub, Inc.:
4.875%, 7-15-28(G)	488	489
7.125%, 7-15-29(G)	864	857

		1,346

Hotels, Resorts & Cruise Lines – 1.8%
Boyne USA, Inc., 4.750%, 5-15-29(G)	801	828
Carnival Corp.:
11.500%, 4-1-23(G)	304	340
10.500%, 2-1-26(G)	394	457
7.625%, 3-1-26(G)	793	847
5.750%, 3-1-27(G)	2,535	2,624
9.875%, 8-1-27(G)	1,550	1,791
NCL Corp. Ltd.:
12.250%, 5-15-24(G)	2,960	3,496
10.250%, 2-1-26(G)	1,865	2,143
5.875%, 3-15-26(G)	784	805
Royal Caribbean Cruises Ltd.:
11.500%, 6-1-25(G)	293	335
5.500%, 4-1-28(G)	3,167	3,244

		16,910

Internet & Direct Marketing Retail – 1.0%
Arches Buyer, Inc.:
4.250%, 6-1-28(G)	4,746	4,818

6.125%, 12-1-28(G)	3,964	4,046

		8,864

Leisure Facilities – 0.4%
Legends Hospitality Holding Co. LLC, 5.000%, 2-1-26(G)	479	492
Live Nation Entertainment, Inc., 4.750%, 10-15-27(G)	2,724	2,772

		3,264

Leisure Products – 0.7%
MajorDrive Holdings IV LLC, 6.375%, 6-1-29(G)	6,450	6,242

Specialized Consumer Services – 1.1%
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10-1-28(G)	2,343	2,434
5.875%, 10-1-30(G)	1,926	2,030
StoneMor, Inc., 8.500%, 5-15-29(G)	5,085	5,231

		9,695

Specialty Stores – 5.9%
Bed Bath & Beyond, Inc., 5.165%, 8-1-44	1,921	1,657
Magic MergerCo, Inc.:
5.250%, 5-1-28(G)	2,801	2,893
7.875%, 5-1-29(G)	6,793	7,068
Party City Holdings, Inc., 8.750%, 2-15-26(G)	7,848	8,221
Party City Holdings, Inc. (5.000% Cash and 5.000% PIK), 10.000%, 8-15-26(G)(H)	226	223
Party City Holdings, Inc. (6-Month U.S. LIBOR plus 500 bps), 5.750%, 7-15-25(G)(J)	389	365
PetSmart, Inc. and PetSmart Finance Corp.:
4.750%, 2-15-28(G)	3,959	4,073
7.750%, 2-15-29(G)	868	948
Staples, Inc.:
7.500%, 4-15-26(G)	20,079	20,390
10.750%, 4-15-27(G)	8,805	8,585

		54,423

Total Consumer Discretionary - 14.2%		129,053

Consumer Staples

Food Distributors – 0.6%
Performance Food Group, Inc., 4.250%, 8-1-29(G)	5,216	5,235

Packaged Foods & Meats – 0.8%
Pilgrim’s Pride Corp., 4.250%, 4-15-31(G)	3,775	4,061
Post Holdings, Inc., 4.500%, 9-15-31(G)	1,618	1,601
Simmons Foods, Inc., 4.625%, 3-1-29(G)	1,590	1,604

		7,266

Total Consumer Staples - 1.4%		12,501

Energy

Oil & Gas Drilling – 0.3%
KCA Deutag UK Finance plc:
9.875%, 12-1-25	1,654	1,806
Offshore Drilling Holding S.A., 8.375%, 9-20-20(G)(K)(L)	8,682	832

		2,638

Oil & Gas Equipment & Services – 0.1%
Nine Energy Service, Inc., 8.750%, 11-1-23(G)	1,917	923

Oil & Gas Exploration & Production – 3.1%
Antero Resources Corp., 5.375%, 3-1-30(G)	666	702
Ascent Resources Utica Holdings LLC and ARU Finance Corp.:
7.000%, 11-1-26(G)	1,898	1,965
8.250%, 12-31-28(G)	157	171
5.875%, 6-30-29(G)	809	828
California Resources Corp., 7.125%, 2-1-26(G)	481	508
Chesapeake Escrow Issuer LLC:
5.500%, 2-1-26(G)	1,603	1,677
5.875%, 2-1-29(G)	1,202	1,286
Colgate Energy Partners III LLC, 5.875%, 7-1-29(G)	646	652
Crownrock L.P., 5.625%, 10-15-25(G)	5,764	5,906
CrownRock L.P. and CrownRock Finance, Inc., 5.000%, 5-1-29(G)	792	828
Endeavor Energy Resources L.P., 5.500%, 1-30-26(G)	2,349	2,450
Laredo Petroleum, Inc.:
9.500%, 1-15-25	4,315	4,477
10.125%, 1-15-28(I)	2,876	3,113
Murphy Oil Corp., 6.375%, 7-15-28	643	681
Range Resources Corp., 8.250%, 1-15-29(G)	158	178
Vine Energy Holdings LLC, 6.750%, 4-15-29	3,165	3,420

		28,842

Oil & Gas Refining & Marketing – 1.7%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24(I)	1,081	1,064
9.000%, 4-1-25(G)	317	343
Comstock Resources, Inc.:
6.750%, 3-1-29(G)	3,716	4,018
5.875%, 1-15-30(G)	1,937	2,017
CVR Energy, Inc., 5.250%, 2-15-25(G)	1,531	1,518
PBF Holding Co. LLC, 9.250%, 5-15-25(G)	7,266	6,895

		15,855

Oil & Gas Storage & Transportation – 0.6%
Crestwood Midstream Partners L.P.:
5.750%, 4-1-25	801	819
5.625%, 5-1-27(G)	1,636	1,686
6.000%, 2-1-29(G)	320	335
Hess Midstream Operations L.P., 4.250%, 2-15-30(G)	654	662
Rattler Midstream L.P., 5.625%, 7-15-25(G)	1,528	1,593

		5,095

Total Energy - 5.8%		53,353

Financials

Insurance Brokers – 2.9%
Ardonagh Midco 2 plc, 11.500%, 1-15-27(G)	7,105	7,787
NFP Corp., 6.875%, 8-15-28(G)	18,324	18,735

		26,522

Investment Banking & Brokerage – 0.4%
INTL FCStone, Inc., 8.625%, 6-15-25(G)	3,835	4,127

Property & Casualty Insurance – 0.5%
Highlands Holdings Bond Issuer Ltd. and Highlands Holdings Bond Co-Issuer, Inc. (7.625% Cash or 8.375% PIK), 7.625%, 10-15-25(G)(H)	3,896	4,142

Specialized Finance – 1.7%
BCPE Cycle Merger Sub II, Inc., 10.625%, 7-15-27(G)	8,340	8,875
Compass Group Diversified Holdings LLC, 5.250%, 4-15-29(G)	6,378	6,681

		15,556

Thrifts & Mortgage Finance – 0.7%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25(G)	6,187	6,305

Total Financials - 6.2%		56,652

Health Care

Health Care Services – 0.4%
Heartland Dental LLC, 8.500%, 5-1-26(G)	509	528
ModivCare Escrow Issuer, Inc., 5.000%, 10-1-29(G)	3,472	3,603

		4,131

Health Care Supplies – 0.8%
Mozart Debt Merger Sub, Inc.:
3.875%, 4-1-29(G)	6,644	6,644
5.250%, 10-1-29(G)	884	884

		7,528

Pharmaceuticals – 0.9%
P&L Development LLC and PLD Finance Corp., 7.750%, 11-15-25(G)	4,958	5,158
Par Pharmaceutical, Inc., 7.500%, 4-1-27(G)	2,936	2,995

		8,153

Total Health Care - 2.1%		19,812

Industrials

Aerospace & Defense – 3.0%
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
7.500%, 3-15-27	2,709	2,841
5.500%, 11-15-27	7,030	7,232
4.625%, 1-15-29	1,597	1,597
Wolverine Escrow LLC:
8.500%, 11-15-24(G)(I)	7,126	6,636
9.000%, 11-15-26(G)	9,546	8,830
13.125%, 11-15-27(G)	858	573

		27,709

Building Products – 0.2%
CP Atlas Buyer, Inc., 7.000%, 12-1-28(G)	1,146	1,150
Park River Holdings, Inc., 5.625%, 2-1-29(G)	1,046	1,015

		2,165

Diversified Support Services – 1.1%
Ahern Rentals, Inc., 7.375%, 5-15-23(G)	3,526	3,385
Deluxe Corp., 8.000%, 6-1-29(G)	2,083	2,180
Nesco Holdings II, Inc., 5.500%, 4-15-29(G)	4,712	4,893

		10,458

Security & Alarm Services – 0.3%
Prime Security Services Borrower LLC and Prime Finance, Inc., 6.250%, 1-15-28(G)	2,158	2,234

Total Industrials - 4.6%		42,566

Information Technology

Application Software – 2.0%
J2 Global, Inc., 4.625%, 10-15-30(G)	939	999
Kronos Acquisition Holdings, Inc. and KIK Custom Products, Inc.:
5.000%, 12-31-26(G)	2,411	2,411
7.000%, 12-31-27(G)	1,757	1,687
NCR Corp.:
5.750%, 9-1-27(G)	772	815
5.000%, 10-1-28(G)	2,287	2,340
5.125%, 4-15-29(G)	8,677	8,959
6.125%, 9-1-29(G)	983	1,068
5.250%, 10-1-30(G)	782	821

		19,100

Data Processing & Outsourced Services – 0.1%
MoneyGram International, Inc., 5.375%, 8-1-26(G)	815	828

Internet Services & Infrastructure – 0.3%
Consensus Cloud Solutions, Inc.:
6.000%, 10-15-26(G)	830	855
6.500%, 10-15-28(G)	1,992	2,072

		2,927

IT Consulting & Other Services – 0.1%
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.):
9.250%, 4-15-25(G)	756	875
7.375%, 9-1-25(G)	313	334

		1,209

Technology Hardware, Storage & Peripherals – 0.3%
Brightstar Escrow Corp., 9.750%, 10-15-25(G)	2,165	2,325

Total Information Technology - 2.8%		26,389

Materials

Commodity Chemicals – 0.9%
LSF9 Atlantis Holdings LLC and Victra Finance Corp., 7.750%, 2-15-26(G)	4,013	4,166
NOVA Chemicals Corp.:
5.250%, 6-1-27(G)	1,655	1,741
4.250%, 5-15-29(G)	1,591	1,593

		7,500

Metal & Glass Containers – 0.3%
ARD Finance S.A. (6.500% Cash or 7.250% PIK), 6.500%, 6-30-27(G)(H)	2,463	2,620

Total Materials - 1.2%		10,120

Real Estate

Specialized REITs – 0.0%
Uniti Group L.P., Uniti Group Finance 2019, Inc. and CSL Capital LLC (GTD by Uniti Group, Inc.), 4.750%, 4-15-28(G)	394	403

Total Real Estate - 0.0%		403

TOTAL CORPORATE DEBT SECURITIES – 58.0%		$531,888

(Cost: $525,230)

LOANS(J)

Communication Services

Advertising – 0.8%
Advantage Sales & Marketing, Inc. (1-Month ICE LIBOR plus 525 bps), 6.000%, 10-28-27	295	297
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 525 bps), 6.000%, 10-28-27	7,572	7,624

		7,921

Broadcasting – 0.7%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps), 3.629%, 8-21-26	6,482	6,357

Cable & Satellite – 0.5%
DIRECTV Financing LLC (1-Month ICE LIBOR plus 500 bps), 5.750%, 7-22-27	4,574	4,583

Integrated Telecommunication Services – 1.7%
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10-10-24	14,537	14,345
Windstream Services LLC (ICE LIBOR plus 625 bps), 7.250%, 9-21-27	1,272	1,279

		15,624

Wireless Telecommunication Service – 0.8%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 3.430%, 5-27-24	7,786	7,535

Total Communication Services - 4.5%		42,020

Consumer Discretionary

Apparel Retail – 0.5%
Torrid LLC (1-Month ICE LIBOR plus 550 bps), 6.250%, 6-14-28(B)	5,003	5,034

Casinos & Gaming – 0.1%
New Cotai LLC (14.000% Cash or 14.000% PIK), 14.000%, 9-10-25(C)(H)	926	917

Homefurnishing Retail – 0.4%
Ambience Merger Sub, Inc. (1-Month ICE LIBOR plus 425 bps), 4.750%, 6-25-28	3,251	3,254

Internet & Direct Marketing Retail – 0.4%
CNT Holdings I Corp. (ICE LIBOR plus 375 bps), 4.500%, 11-8-27	1,930	1,934
CNT Holdings I Corp. (ICE LIBOR plus 675 bps), 7.500%, 11-6-28	2,060	2,101

		4,035

Leisure Facilities – 0.5%
United PF Holdings LLC (ICE LIBOR plus 400 bps), 4.132%, 12-30-26	4,210	4,099

United PF Holdings LLC (ICE LIBOR plus 850 bps), 9.500%, 11-12-26(B)	934	938

		5,037

Leisure Products – 0.4%
MajorDrive Holdings IV LLC (1-Month ICE LIBOR plus 400 bps), 4.500%, 6-1-28	3,857	3,870

Specialty Stores – 2.9%
Bass Pro Group LLC (ICE LIBOR plus 425 bps), 5.000%, 3-5-28	672	676
Jo-Ann Stores, Inc. (1-Month ICE LIBOR plus 475 bps), 5.500%, 6-30-28	8,775	8,561
Michaels Cos., Inc. (The) (1-Month ICE LIBOR plus 425 bps), 5.000%, 4-15-28	3,158	3,166
PetSmart, Inc. (ICE LIBOR plus 375 bps), 4.500%, 2-12-28	7,210	7,237
Staples, Inc. (ICE LIBOR plus 500 bps), 5.126%, 4-12-26	5,954	5,694
Woof Holdings LLC (1-Month ICE LIBOR plus 725 bps), 8.000%, 12-21-28	544	552
Woof Holdings LLC (ICE LIBOR plus 375 bps), 4.500%, 12-21-27	876	879

		26,765

Textiles – 0.4%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps), 4.334%, 6-15-25	4,144	4,148

Total Consumer Discretionary - 5.6%		53,060

Energy

Coal & Consumable Fuels – 0.2%
Foresight Energy LLC (ICE LIBOR plus 800 bps), 9.500%, 6-29-27(C)	1,283	1,283
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK), 15.000%, 3-15-29(H)	2,429	504

		1,787

Oil & Gas Equipment & Services – 0.1%
Larchmont Resources LLC (9.000% Cash or 9.000% PIK), 9.000%, 8-7-22(B)(E)(H)	760	722

Oil & Gas Exploration & Production – 0.2%
Ascent Resources Utica Holdings LLC, 0.000%, 11-1-25(M)	493	543
Ascent Resources Utica Holdings LLC (1-Month ICE LIBOR plus 900 bps), 10.000%, 11-1-25	740	814

		1,357

Oil & Gas Storage & Transportation – 0.4%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 5.121%, 3-1-26	5,538	4,192

Total Energy - 0.9%		8,058

Financials

Asset Management & Custody Banks – 0.7%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 6.834%, 7-20-26	6,487	6,556

Insurance Brokers – 0.8%
Navacord Corp., 0.000%, 3-16-29(B)(M)(N)	CAD260	206
Navacord Corp. (1-Month Canadian Bankers Acceptances plus 425 bps), 5.000%, 3-16-28(B)(N)	1,162	928
Navacord Corp. (1-Month CDOR plus 425 bps), 5.000%, 3-16-28(B)(N)	5,116	4,084
Navacord Corp. (1-Month CDOR plus 750 bps), 8.000%, 3-16-29(B)(N)	2,586	2,047

		7,265

Property & Casualty Insurance – 0.9%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 4.584%, 2-28-25	$8,694	8,694

Specialized Finance – 0.8%
Gulf Finance LLC (ICE LIBOR plus 525 bps), 6.250%, 8-25-23	5,956	5,741
Lealand Finance Co. B.V., 0.000%, 6-30-24(B)(M)	23	14
Lealand Finance Co. B.V. (ICE LIBOR plus 300 bps), 3.085%, 6-30-24(B)	72	43
Sunset Debt Merger Sub, Inc., 0.000%, 9-17-28(B)(M)	1,660	1,650

		7,448

Total Financials - 3.2%		29,963

Health Care

Health Care Facilities – 0.4%
Surgery Center Holdings, Inc. (1-Month ICE LIBOR plus 375 bps), 4.500%, 8-31-26	3,229	3,238

Health Care Services – 1.7%
Heartland Dental LLC (ICE LIBOR plus 375 bps), 3.584%, 4-30-25	4,723	4,691
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps), 5.125%, 7-26-26	10,747	10,742

		15,433

Total Health Care - 2.1%		18,671

Industrials

Building Products – 0.5%
CP Atlas Buyer, Inc. (ICE LIBOR plus 375 bps), 4.250%, 11-23-27	4,429	4,424

Construction & Engineering – 0.2%
WaterBridge Midstream Operating LLC (3-Month ICE LIBOR plus 575 bps), 6.750%, 6-21-26	1,998	1,954

Industrial Conglomerates – 1.7%
PAE Holding Corp. (ICE LIBOR plus 450 bps), 5.250%, 10-19-27	15,445	15,453

Industrial Machinery – 1.3%
Form Technologies LLC (ICE LIBOR plus 475 bps), 5.750%, 7-22-25(B)	12,034	12,094

Research & Consulting Services – 0.2%
Ankura Consulting Group LLC (ICE LIBOR plus 450 bps), 5.250%, 3-17-28	1,571	1,577

Total Industrials - 3.9%		35,502

Information Technology
Application Software – 0.5%
Applied Systems, Inc. (ICE LIBOR plus 550 bps), 6.250%, 9-19-25	4,178	4,245

Communications Equipment – 1.3%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps):
0.000%, 11-30-25(M)	1,399	1,276
4.583%, 11-30-25	9,431	8,601
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 8.833%, 11-30-26	2,920	1,900

		11,777

Data Processing & Outsourced Services – 1.3%
CommerceHub, Inc. (1-Month ICE LIBOR plus 475 bps), 7.750%, 12-2-28(B)	3,112	3,182
CommerceHub, Inc. (ICE LIBOR plus 400 bps), 4.750%, 12-2-27	2,913	2,922
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps), 4.000%, 5-1-24	4,509	4,483
MoneyGram International, Inc., 0.000%, 7-14-26(M)	1,305	1,307

		11,894

Internet Services & Infrastructure – 0.2%
Informatica LLC, 7.125%, 2-25-25	1,669	1,696

IT Consulting & Other Services – 1.1%
Gainwell Acquisition Corp. (ICE LIBOR plus 400 bps), 4.750%, 10-1-27	7,639	7,668
Ivanti Software, Inc. (1-Month ICE LIBOR plus 400 bps), 4.750%, 12-1-27	744	747
Ivanti Software, Inc. (1-Month U.S. LIBOR plus 475 bps), 5.750%, 12-1-27	1,861	1,868

		10,283

Total Information Technology - 4.4%		39,895

Materials

Commodity Chemicals – 0.3%
ASP Unifrax Holdings, Inc. (1-Month ICE LIBOR plus 375 bps), 3.882%, 12-14-25	3,246	3,212

Specialty Chemicals – 0.1%
NIC Acquisition Corp. (1-Month ICE LIBOR plus 375 bps), 4.500%, 12-29-27	786	785
NIC Acquisition Corp. (1-Month ICE LIBOR plus 775 bps), 8.500%, 12-29-28(B)	504	506

		1,291

Total Materials - 0.4%		4,503

TOTAL LOANS – 25.0%		$231,672

(Cost: $233,818)

SHORT-TERM SECURITIES	Shares

Money Market Funds(P) - 12.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(O)	21,944	21,944
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	89,206	89,206

		111,150

TOTAL SHORT-TERM SECURITIES – 12.1%		$111,150

(Cost: $111,150)

TOTAL INVESTMENT SECURITIES – 103.4%		$951,626

(Cost: $970,032)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (3.4)%		(31,318)

NET ASSETS – 100.0%		$920,308

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	Restricted securities. At September 30, 2021, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares		Cost	Value
ASG Warrant Corp.	5-31-18	1		$72	$–	*
BIS Industries Ltd.	12-22-17	1,605		151	–	*
Foresight Energy L.P.	6-30-20	186		3,639	3,922
Larchmont Resources LLC	12-8-16	1		340	1
New Cotai Participation Corp., Class B	9-29-20	3,073		28,520	6,602
Sabine Oil & Gas Corp.	12-7-16	–	*	11	1
Studio City International Holdings Ltd. ADR	8-5-20	141		2,200	1,155
Targa Resources Corp., 9.500%	10-24-17	8		8,416	8,122

		Principal
Foresight Energy LLC (ICE LIBOR plus 800 bps), 9.500%, 06-29-27	12-31-20	$1,283		1,283	1,283
New Cotai LLC (14.000% Cash or 14.000% PIK), 14.000%, 09-10-25	9-10-20 to 3-16-21	926		926	917

				$45,558	$22,003

The total value of these securities represented 2.4% of net assets at September 30, 2021.

(D)	Listed on an exchange outside the United States.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(F)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021 the total value of these securities amounted to $479,108 or 52.1% of net assets.

(H)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(I)	All or a portion of securities with an aggregate value of $21,422 are on loan.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(K)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(L)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at September 30, 2021.

(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(N)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar).

(O)	Investment made with cash collateral received from securities on loan.

(P)	Rate shown is the annualized 7-day yield at September 30, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following forward foreign currency contracts were outstanding at September 30, 2021:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	9,213	U.S. Dollar	7,188	11-19-21	Morgan Stanley International	$—	$85

The following futures contracts were outstanding at September 30, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. Treasury Long Bond	Short	6	12-21-21	600	$(956)	$26
U.S. Treasury Ultra Long Bond	Short	3	12-21-21	300	(573)	21

					$(1,529)	$47

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$9,050	$—	$—
Consumer Discretionary	11,478	—	7,118
Energy	—	2,264	3,922
Industrials	—	—	—

Total Common Stocks	$20,528	$2,264	$11,040

Investment Funds	34,750	—	—
Preferred Stocks	—	8,241	—
Warrants	93	—	—
Corporate Debt Securities	—	531,888	—
Loans	—	200,224	31,448
Short-Term Securities	111,150	—	—

Total	$166,521	$742,617	$42,488

Futures Contracts	$47	$—	$—

Liabilities
Forward Foreign Currency Contracts	$—	$85	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Loans
Beginning Balance 1-1-21	$14,325	$17,036

Net realized gain (loss)	(753)	19

Net unrealized appreciation (depreciation)	(2,429)	3,017

Purchases	-	33,626

Sales	-	(22,444)

Amortization/Accretion of premium/discount	-	34

Transfers into Level 3 during the period	1,039	3,120

Transfers out of Level 3 during the period	(1,142)	(2,960)

Ending Balance 9-30-21	$11,040	$31,448

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-21	$(3,182)	$857

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 9-30-21	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$517	Market approach	Revenue multiple	0.67x
			Adjusted EBITDA multiple	4.62x
	3,922	Market approach	Illiquidity discount	30.00%
	6,601	Market approach	Financials	N/A
			Premium	20.00%
Loans	31,448	Third-party vendor pricing service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$970,032

Gross unrealized appreciation	27,362

Gross unrealized depreciation	(45,768)

Net unrealized depreciation	$(18,406)